UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6548

Nuveen Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio (NXP)
	December 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alaska – 2.0%
$ 2,475	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/23	12/13 at 100.00	AA (4)	$ 2,588,751
	(Pre-refunded 12/01/13) – NPFG Insured
2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	2,321,793
	Series 2006A, 5.000%, 6/01/46
5,150	Total Alaska			4,910,544
	Arizona – 2.6%
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	3/21 at 100.00	A	2,788,575
	2011B-1&2, 5.250%, 3/01/39
3,000	Arizona School Facilities Board, Certificates of Participation, Series 2003A, 5.000%, 9/01/13 –	No Opt. Call	A+	3,095,430
	NPFG Insured
625	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB	682,675
	Company, Series 2010A, 5.250%, 10/01/40
6,125	Total Arizona			6,566,680
	Arkansas – 0.5%
5,915	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer	No Opt. Call	Aa2	1,131,362
	Research Center Project, Series 2006, 0.000%, 7/01/46 – AMBAC Insured
	California – 12.5%
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	BBB+	2,240,900
	2004A, 5.450%, 10/01/25 – AMBAC Insured
4,195	Anaheim City School District, Orange County, California, General Obligation Bonds, Election 2002	No Opt. Call	AA–	1,742,225
	Series 2007, 0.000%, 8/01/31 – AGM Insured
2,340	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA–	992,371
	Improvement Project, Series 1997C, 0.000%, 9/01/30 – AGM Insured
895	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	1,089,054
	Project, Series 2009, 6.750%, 2/01/38
3,790	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/16 at 33.78	Aa1	1,071,471
	2006C, 0.000%, 8/01/36 – AGM Insured
2,645	Cypress Elementary School District, Orange County, California, General Obligation Bonds, Series	No Opt. Call	AA	936,806
	2009A, 0.000%, 5/01/34 – AGM Insured
2,085	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A2	1,152,088
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	3,081,810
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
2,350	Golden Valley Unified School District, Madera County, California, General Obligation Bonds,	8/17 at 56.07	AA–	1,058,511
	Election 2006 Series 2007A, 0.000%, 8/01/29 – AGM Insured
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,840,331
	Series 2006, 0.000%, 8/01/25 – NPFG Insured
365	Los Angeles, California, Parking System Revenue Bonds, Series 1999A, 5.250%, 5/01/29 –	5/13 at 100.00	AA–	369,803
	AMBAC Insured
1,000	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA–	646,310
	Series 2007, 0.000%, 8/01/23 – NPFG Insured
5,395	Napa Valley Community College District, Napa and Sonoma Counties, California, General	8/17 at 46.57	Aa2	2,064,127
	Obligation Bonds, Election 2002 Series 2007C, 0.000%, 8/01/32 – NPFG Insured
3,000	New Haven Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	Aa3	1,384,140
	2004A, 0.000%, 8/01/28 – NPFG Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	667,119
	6.750%, 11/01/39
4,390	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	1,805,563
	Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
1,700	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	551,310
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
8,000	Poway Unified School District, San Diego County, California, School Facilities Improvement District	No Opt. Call	Aa2	3,094,000
	2007-1 General Obligation Bonds, Series 2009A, 0.000%, 8/01/33
2,930	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	BBB	1,452,782
	Refunding Bonds, Series 1997A, 0.000%, 1/15/27 – NPFG Insured
1,250	San Jose, California, Airport Revenue Bonds, Series 2004D, 5.000%, 3/01/28 – NPFG Insured	3/14 at 100.00	A2	1,301,375
2,110	Sierra Sands Unified School District, Kern County, California, General Obligation Bonds, Election	No Opt. Call	AA	1,010,416
	of 2006, Series 2006A, 0.000%, 11/01/28 – FGIC Insured
1,195	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	B–	1,069,525
	Series 2005A-1, 5.500%, 6/01/45
1,150	Woodside Elementary School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	536,222
	Series 2007, 0.000%, 10/01/30 – AMBAC Insured
59,405	Total California			31,158,259
	Colorado – 4.3%
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth	1/20 at 100.00	AA	1,092,740
	Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,900	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	2,017,040
	(Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (4)	3,126,750
	Senior Lien Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
500	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33	11/13 at 100.00	A+ (4)	520,340
	(Pre-refunded 11/15/13) – SYNCORA GTY Insured
160	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/29 –	No Opt. Call	BBB	73,347
	NPFG Insured
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/32 –	9/20 at 50.83	BBB	691,180
	NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	BBB	3,211,875
	NPFG Insured
21,060	Total Colorado			10,733,272
	Florida – 2.8%
2,000	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.375%, 6/01/46	6/16 at 100.00	A–	2,128,540
4,810	Jacksonville Health Facilities Authority, Florida, Revenue Bonds, Ascension Health, Series 2002A,	11/13 at 100.00	AA+	4,871,760
	5.250%, 11/15/32
6,810	Total Florida			7,000,300
	Georgia – 0.9%
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,233,880
	Medical Center Project, Series 2010, 8.125%, 12/01/45
	Illinois – 13.2%
	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue
	Bonds, Series 1999A:
2,465	0.000%, 4/01/20 – NPFG Insured	No Opt. Call	A2	1,907,639
2,000	0.000%, 4/01/23 – NPFG Insured	No Opt. Call	A2	1,310,520
735	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated Revenues	12/21 at 100.00	A+	798,548
	Series 2011A, 5.000%, 12/01/41
	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,
	Series 2003B:
805	5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured	11/13 at 100.00	Aa3 (4)	838,327
195	5.250%, 11/01/20 (Pre-refunded 1/01/14) – AGM Insured	1/14 at 100.00	AA (4)	204,660
750	Illinois Educational Facilities Authority, Revenue Bonds, Northwestern University, Series 2003,	12/13 at 100.00	AAA	775,103
	5.000%, 12/01/38
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust	No Opt. Call	Aa1	1,277,346
	1137, 9.182%, 7/01/15 (IF)
4,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A, 5.500%,	8/14 at 100.00	N/R (4)	4,333,960
	8/15/43 (Pre-refunded 8/15/14)
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009,	8/19 at 100.00	BBB+	1,188,790
	6.875%, 8/15/38
2,100	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB+	2,257,101
	Series 2008A, 5.500%, 8/15/30
2,950	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	2/13 at 100.00	AA+ (4)	2,962,243
	6.000%, 7/01/17 (Pre-refunded 2/20/13)
2,275	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	3/13 at 100.00	BBB+	2,283,986
	Series 2002, 6.250%, 1/01/17
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	A	2,565,081
1,000	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General	No Opt. Call	Aa2	676,460
	Obligation Bonds, Series 2008, 0.000%, 2/01/24 – AGM Insured
1,990	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A3	1,793,667
	Project, Series 1993A, 0.010%, 6/15/17 – FGIC Insured
1,135	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	BBB (4)	1,077,036
	Project, Series 1993A, 0.000%, 6/15/17 – FGIC Insured (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
1,720	0.000%, 12/15/29 – NPFG Insured	No Opt. Call	AAA	827,096
810	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	377,306
6,070	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AAA	2,633,105
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,625,850
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,394,029
41,540	Total Illinois			33,107,853
	Indiana – 1.6%
1,000	Franklin Community Multi-School Building Corporation, Johnson County, Indiana, First Mortgage	7/14 at 100.00	A+ (4)	1,072,140
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
975	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional	No Opt. Call	AA–	1,054,550
	Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	1,084,330
	Indiana, Series 2007, 5.500%, 3/01/37
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds, Series	1/15 at 100.00	AA+	811,710
	2005, 5.000%, 7/15/22 – NPFG Insured
3,725	Total Indiana			4,022,730
	Iowa – 2.0%
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	955,310
	5.375%, 6/01/38
4,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	3,994,840
	5.600%, 6/01/34
5,000	Total Iowa			4,950,150
	Kansas – 0.5%
500	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006,	7/16 at 100.00	A1	517,380
	4.875%, 7/01/36
750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A3	771,953
	5.300%, 6/01/31 – NPFG Insured
1,250	Total Kansas			1,289,333
	Kentucky – 1.1%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	AA–	2,800,375
	System Obligated Group, Series 2011, 5.250%, 8/15/46
	Louisiana – 1.1%
2,790	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/13 at 100.00	A–	2,845,772
	Series 2001B, 5.875%, 5/15/39
	Massachusetts – 1.7%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series	7/18 at 100.00	A–	548,895
	2008E-1 &2, 5.000%, 7/01/28
1,880	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	2,030,908
1,600	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9,	8/13 at 100.00	AAA	1,644,672
	5.000%, 8/01/23 (Pre-refunded 8/01/13)
3,980	Total Massachusetts			4,224,475
	Michigan – 5.0%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	383,808
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,704,060
	7/01/31 – BHAC Insured
2,450	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	A	2,519,213
	7/01/33 – FGIC Insured
1,780	Detroit, Michigan, Water Supply System Revenue Bonds, Series 2004A, 4.500%, 7/01/25 –	7/16 at 100.00	BBB	1,826,939
	NPFG Insured
6,000	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A,			6,000,000
	2.000%, 1/01/13
12,085	Total Michigan			12,434,020
	Missouri – 1.3%
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
1,165	0.000%, 4/15/23 – AMBAC Insured	No Opt. Call	AA–	858,349
5,000	0.000%, 4/15/30 – AMBAC Insured	No Opt. Call	AA–	2,430,950
6,165	Total Missouri			3,289,299
	Nevada – 4.0%
750	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823,	No Opt. Call	A+	1,215,180
	20.095%, 1/01/18 (IF)
2,500	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA– (4)	2,559,875
	5.000%, 7/01/23 (Pre-refunded 7/01/13) – AMBAC Insured
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International	1/20 at 100.00	A+	1,120,000
	Airport, Series 2010A, 5.250%, 7/01/42
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,714,530
	8.000%, 6/15/30
1,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA+	1,761,888
	6/01/18 – FGIC Insured
186	Nevada State Las Vegas Monorail Company, Nevada, Series 2012A, 5.500%, 7/15/19 (5)	No Opt. Call	N/R	134,138
56	Nevada State Las Vegas Monorail Company, Nevada, Series 2012B, 3.000%, 6/30/55 (5)	No Opt. Call	N/R	23,159
1,515	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 – FGIC Insured	3/13 at 100.00	BBB	1,518,500
9,107	Total Nevada			10,047,270
	New Hampshire – 0.1%
325	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	5/13 at 100.00	Aa3	337,032
	2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
	New Jersey – 8.1%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,524,575
	Series 2003, 5.500%, 7/01/23
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	12,992,000
	0.000%, 12/15/34 – AGM Insured
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 (Pre-refunded	7/13 at 100.00	A+ (4)	2,557,950
	7/01/13) – FGIC Insured
2,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	2,275,575
	Series 2007-1A, 5.000%, 6/01/41
42,500	Total New Jersey			20,350,100
	New Mexico – 2.5%
1,000	Gallup McKinley County School District 1, New Mexico, General Obligation Bonds, Series 2011B,	No Opt. Call	Aa1	1,009,970
	2.000%, 8/01/13
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	1,033,100
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%,	7/14 at 100.00	AA–	4,122,280
	7/01/25 – AGM Insured
6,000	Total New Mexico			6,165,350
	New York – 3.6%
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	1,051,930
	Health, Series 2004, 5.050%, 2/15/25 (Pre-refunded 2/15/14)
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	565,605
	2011A, 5.250%, 2/15/47
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	5/17 at 100.00	AAA	2,801,500
	2007B, 4.750%, 11/01/27
3,845	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series	No Opt. Call	AA	3,867,570
	2012A, 2.500%, 4/01/13
530	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/20 at 100.00	BBB–	631,410
	LLC Project, Eighth Series 2010, 6.000%, 12/01/42
8,375	Total New York			8,918,015
	North Carolina – 0.5%
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C,	1/19 at 100.00	A–	1,259,890
	6.750%, 1/01/24
	Ohio – 1.4%
1,670	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	1,528,484
	Bonds, Senior Lien, Series 2007A-2, 6.000%, 6/01/42
1,975	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B+	1,880,121
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
3,645	Total Ohio			3,408,605
	Oklahoma – 2.0%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	1,025,230
	5.375%, 9/01/36
4,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A	4,091,040
	5.000%, 2/15/24
5,000	Total Oklahoma			5,116,270
	Pennsylvania – 0.9%
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series	7/13 at 100.00	A–	509,800
	2003, 5.250%, 7/15/24
1,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	958,030
	Bonds, Series 2010B, 0.000%, 12/01/30
700	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	753,928
	AMBAC Insured
2,200	Total Pennsylvania			2,221,758
	Puerto Rico – 2.1%
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,070,790
	2009A, 6.000%, 8/01/42
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
17,500	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	3,507,525
1,000	0.000%, 8/01/43 – NPFG Insured	No Opt. Call	AA–	176,990
7,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	564,550
26,500	Total Puerto Rico			5,319,855
	Rhode Island – 0.5%
1,125	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A,	7/15 at 100.00	A3	1,143,844
	4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)
	South Carolina – 2.0%
1,250	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	1,353,363
	GROWTH, Series 2004, 5.250%, 12/01/20
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	AA– (4)	1,570,815
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
1,980	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,	2/13 at 100.00	A– (4)	1,986,989
	Bon Secours Health System Inc., Series 2002B, 5.625%, 11/15/30 (Pre-refunded 2/11/13)
4,730	Total South Carolina			4,911,167
	Texas – 10.7%
5,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue	5/13 at 100.00	BBB	5,057,900
	Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory put
	5/15/17) (Alternative Minimum Tax)
250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	295,963
	6.000%, 1/01/41
500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	508,655
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
2,300	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA (4)	2,393,564
	TECO Project, Series 2003, 5.000%, 11/15/30 (Pre-refunded 11/15/13) – NPFG Insured
2,825	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%,	No Opt. Call	BBB	1,009,768
	11/15/30 – NPFG Insured
4,165	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%,	11/24 at 52.47	BBB	1,091,938
	11/15/35 – NPFG Insured
3,915	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 61.17	BBB	925,584
	2001A, 0.000%, 11/15/38 – NPFG Insured
1,780	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/16 at 35.23	AAA	552,957
	Bonds, Series 2007, 0.000%, 8/15/37
2,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	2,231,600
	Series 2008I, 0.000%, 1/01/43
4,500	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series	12/13 at 100.00	A+	4,610,520
	2004, 6.000%, 12/01/34
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,479,100
	2012, 5.000%, 12/15/26
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aaa	1,766,678
	8/01/42 (Alternative Minimum Tax)
830	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa2	940,232
	Project, Series 2011, 6.000%, 11/01/41
34,815	Total Texas			26,864,459
	Virginia – 2.3%
1,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,035,040
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds,	3/13 at 100.00	BBB	1,025,750
	Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
2,000	Metropolitan Washington D.C. Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	1,761,720
	Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing,
	Opco LLC Project, Series 2012:
650	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	735,982
1,010	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,096,325
5,660	Total Virginia			5,654,817
	Washington – 1.8%
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,111,097
	Center, Series 2011A, 5.625%, 1/01/35
1,965	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	A3	2,023,911
	Series 2002, 6.500%, 6/01/26
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	1,363,454
	12/01/27 – NPFG Insured
5,070	Total Washington			4,498,462
	West Virginia – 0.2%
500	West Virginia Hospital Finance Authority, Revenue Bonds, United Hospital Center Inc. Project,	6/16 at 100.00	A+	517,275
	Series 2006A, 4.500%, 6/01/26 – AMBAC Insured
	Wisconsin – 1.8%
1,645	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series	6/22 at 100.00	A2	1,776,320
	2012, 5.000%, 6/01/39
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	1,029,260
	Services Inc., Series 2003A, 5.500%, 8/15/17
1,755	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA	1,811,597
4,400	Total Wisconsin			4,617,177
$ 346,452	Total Investments (cost $218,476,288) – 97.6%			244,049,650
	Other Assets Less Liabilities – 2.4%			6,051,149
	Net Assets – 100%			$ 250,100,799

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$243,892,353	$157,297	$244,049,650

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments was $217,676,527.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$26,517,540
Depreciation	(144,417)
Net unrealized appreciation (depreciation) of investments	$26,373,123

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         March 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         March 1, 2013